Selected Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2013
Selected Quarterly Financial Information [Abstract]
Selected Quarterly Financial Data (unaudited)
14.	Selected Quarterly Financial Data (unaudited)

The following table is a summary of selected financial data, by quarter:

	Quarterly Information (unaudited)				Year Ended December 31,
	March 31,	June 30,	September 30,	December 31,	2013
Total revenue	$—	$1,129	$9,784	$287,851	$298,764

Net loss allocable to Limited Partners	$—	$(159,411)	$(389,790)	$(310,276)	$(859,477)

Weighted average number of limited partnership interests outstanding	—	1,687.56	2,589.39	6,075.97	3,940.39

Net loss attributable to Limited Partners per weighted average number of limited partnership	$—	$(94.46)	$(150.53)	$(51.07)	$(218.12)